[LETTERHEAD OF DECHERT LLP]

September 15, 2009

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:                               PowerShares Exchange-Traded Fund Trust II

                                                Securities Act File No. 333-138490

                                                Post-Effective Amendment No. 112

                                                Investment Company Act File No. 811-21977

                                                Amendment No. 113

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 112 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  No fees are required in connection with this filing.

This filing is being made pursuant to Rule 485(a)(1) for the purposes of (i) changing the name of a series of the Trust (the “fund”), (ii) changing the underlying index and strategy of the fund, (iii) changing the fund from a tax-exempt municipal fund to a taxable municipal fund and (iv) making other non-material changes of an updating nature.  It is anticipated that the Amendment will go automatically effective 60 days following the date of the filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss